Significant Events in the Reporting Period (Details)	Oct. 04, 2023 USD ($) $ / shares shares	Oct. 04, 2023 USD ($) ₪ / shares shares	Sep. 26, 2023 USD ($) $ / shares shares	Sep. 26, 2023 USD ($) ₪ / shares shares	Sep. 25, 2023 USD ($) $ / shares shares	Sep. 19, 2023 USD ($)	Sep. 07, 2023 USD ($) $ / shares shares	Sep. 07, 2023 USD ($) $ / shares ₪ / shares shares	Aug. 30, 2023 USD ($) $ / shares shares	Aug. 21, 2023 USD ($) $ / shares shares	Aug. 21, 2023 USD ($) ₪ / shares shares	Aug. 15, 2023 USD ($) $ / shares shares	Aug. 15, 2023 USD ($) ₪ / shares shares	May 28, 2023 USD ($) $ / shares shares	May 28, 2023 USD ($) ₪ / shares shares	Apr. 23, 2023 USD ($) $ / shares shares	Apr. 23, 2023 USD ($) ₪ / shares shares	Mar. 01, 2023 USD ($) $ / shares shares	Mar. 01, 2023 USD ($) ₪ / shares shares	Feb. 27, 2023 USD ($) $ / shares shares	Feb. 27, 2023 USD ($) ₪ / shares shares	Mar. 02, 2022 USD ($) $ / shares ₪ / shares shares
Significant Events in the Reporting Period (Details) [Line Items]
Option granted | shares										7,500	7,500									3,333	3,333
Exercise price | $ / shares										$ 5.86										$ 4.57
Fair value of options (in Dollars)										$ 18,000	$ 18,000									$ 5,800	$ 5,800
Private placement with fimi opportunity funds (in Dollars)							$ 60,000,000	$ 60,000,000
Issued ordinary shares | shares							12,631,579	12,631,579
Price per share (in Dollars per share) | $ / shares							$ 4.75	$ 4.75
Outstanding shares percentage							38.00%	38.00%
Loan borrowed period						5 years
Outstanding balance value (in Dollars)						$ 20,000,000
Board of Directors [Member]
Significant Events in the Reporting Period (Details) [Line Items]
Option granted | shares										54,650	54,650	20,000	20,000	90,000	90,000					147,000	147,000
Exercise price | (per share)												$ 5.33	₪ 20.07	$ 5.25	₪ 19.46
Fair value of options (in Dollars)												$ 36,800	₪ 36,800	$ 217,000	₪ 217,000
Option [Member]
Significant Events in the Reporting Period (Details) [Line Items]
Option granted | shares	2,500	2,500	9,050	9,050	2,500		32,000	32,000	9,050	24,050	24,050					40,000	40,000	3,333	3,333	60,331	60,331	40,000
Exercise price | (per share)	$ 5.39	₪ 21.51	$ 5.39	₪ 20.6	$ 5.47		$ 5.62	$ 21.63	$ 5.91	$ 5.68	$ 21.54					$ 4.83	₪ 17.67	$ 4.57	₪ 16.63	$ 4.5	$ 16.53	₪ 16.76
Fair value of options (in Dollars)	$ 5,000	₪ 5,000	$ 17,000	₪ 17,000	$ 5,500		$ 45,000	$ 45,000	$ 22,000	$ 48,000	$ 48,000					$ 65,000	₪ 65,000	$ 5,700	₪ 5,700	$ 108,000	$ 108,000	₪ 71,000
Exercise prices for share option (in Dollars per share) | $ / shares																						₪ 4.6